Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
Eagle Shares (TICKER MMMXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2013
Effective December 21, 2012 (“Closure Date”), Eagle Shares of Federated Money Market Management were closed to new accounts and new investors. Investors who had established accounts prior to the Closure Date can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
November 22, 2013
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451964 (11/13)